Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,997,840,000.00
Previously Paid Amount	0.00
Total Fee Amount	275,901.70
Total Offset Amount	0.00
Net Fee	$ 275,901.70
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false